Net Trading and Other Income - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of subordinated liabilities [line items]
Fair value gains/(losses) on net trading and funding of other items by trading book	£ (42.0)	£ 22.0		£ (27.0)
(Losses)/gains on equity derivatives trading desk	43.0	(21.0)		28.0
Net gain on equity index-linked deposits and the related economic hedges	1.0	1.0		1.0
Exchange rate differences recognised	1,102.0	(689.0)		(109.0)
Principally offset from cash flow hedge reserve	(1,013.0)	£ 752.0	[1]	94.0	[1]
Residual value risk [member]
Disclosure of subordinated liabilities [line items]
Increase decrease in provisions	(24.0)
Accelarated depreciation expense	7.5
Residual value risk [member] | Reversal of Expenses in The Prior Period [Member]
Disclosure of subordinated liabilities [line items]
Increase decrease in provisions	(22.0)
Accelarated depreciation expense	2.3
Vocalink Holdings Limited [member]
Disclosure of subordinated liabilities [line items]
Gain on sale of shares	£ 15.0			£ 48.0

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.